Note 10 - Long-term Debt (Details Textual) € in Billions																1 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2025 USD ($)	Oct. 13, 2023 USD ($)	May 30, 2023 USD ($)	Apr. 24, 2023 USD ($)	Nov. 14, 2022 USD ($)	Oct. 07, 2022 USD ($)	Sep. 30, 2022 USD ($)	Jun. 17, 2022 USD ($)	Jan. 31, 2022 USD ($)	Oct. 25, 2021 USD ($)	Oct. 12, 2021 USD ($)	Aug. 12, 2021 USD ($)	Jun. 24, 2021 USD ($)	Jun. 07, 2021 USD ($)	Jun. 04, 2021 USD ($)	Jan. 31, 2023 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)	Jul. 17, 2025 USD ($)	May 30, 2025 USD ($)	Dec. 20, 2024 USD ($)	Sep. 12, 2024 USD ($)	Jul. 19, 2024 USD ($)	Jul. 10, 2024 USD ($)	May 26, 2023 USD ($)	Apr. 19, 2023 USD ($)	Dec. 14, 2022 USD ($)	Nov. 11, 2022 USD ($)	Sep. 29, 2022 USD ($)	May 12, 2022 USD ($)	Feb. 01, 2022 USD ($)	Jan. 26, 2022 USD ($)	Jun. 01, 2021 USD ($)	May 25, 2021 EUR (€)	Mar. 29, 2021 USD ($)	Mar. 24, 2021 USD ($)	Mar. 19, 2021 USD ($)
Long-Term Debt, Gross																		$ 1,598,657,000		$ 1,709,236,000
Interest Expense, Operating and Nonoperating																		46,125,000	$ 60,262,000
Other Long-Term Debt																		559,962,000		584,632,000
Interest Expense, Debt																		$ 40,611,000	48,977,000
Minimum [Member]
Term Loan, Value Maintenance Clauses for Specific One																		110.00%
Maximum [Member]
Term Loan, Value Maintenance Clauses for Specific One																		140.00%
Loans Payable [Member]
Long-Term Debt, Gross																		$ 1,038,695,000		1,124,604,000
Loans Payable [Member] | Venetiko [Member]
Repayments of Debt												$ 7,395,100
Loans Payable [Member] | ZIM Shanghai [Member]
Repayments of Debt											$ 6,531,000
Loans Payable [Member] | ZIM New York [Member]
Repayments of Debt										$ 6,136,000
Loans Payable [Member] | Sealand Illinois [Member]
Repayments of Debt						$ 6,492,000
Loans Payable [Member] | Oakland [Member]
Repayments of Debt		$ 2,668,200
Unsecured Debt [Member]
Long-Term Debt, Gross																		0		0
Ainsley Maritime Co. and Ambrose Maritime Co. Loan Agreement [Member] | Loans Payable [Member]
Debt Instrument, Face Amount																		52,232,000																					$ 150,000,000
Long-Term Debt, Gross																		104,464,000		109,821,000
Ainsley Maritime Co. and Ambrose Maritime Co. Loan Agreement Each Tranche [Member] | Loans Payable [Member]
Debt Instrument, Periodic Payment, Total																		1,339,300
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																		21,428,600
Hyde Maritime Co. and Skerrett Maritime Co. Loan Agreement [Member] | Loans Payable [Member]
Debt Instrument, Face Amount																																						$ 147,000,000
Debt Instrument, Periodic Payment, Total																		49,471,200
Long-Term Debt, Gross																		98,942,000		104,596,000
Hyde Maritime Co. and Skerrett Maritime Co. Loan Agreement, Tranche A [Member] | Loans Payable [Member]
Debt Instrument, Periodic Payment, Total																		1,413,500
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																		28,269,200
Kemp Maritime Co. Loan Agreement [Member] | Loans Payable [Member]
Debt Instrument, Face Amount																		49,975,000																			$ 75,000,000
Debt Instrument, Periodic Payment, Total																		1,425,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																		28,600,000
Long-Term Debt, Gross																		49,975,000		52,825,000
Loan Agreement with 11 Companies [Member] | Loans Payable [Member]
Debt Instrument, Face Amount																																			$ 158,105,000
Loan Agreement with 11 Companies, Refinancing Tranche [Member] | Loans Payable [Member]
Debt Instrument, Face Amount																		3,953,000
Proceeds from Issuance of Long-term Debt, Total															$ 50,105,000
Loan Agreement with 11 Companies, Tranche C [Member] | Loans Payable [Member]
Debt Instrument, Face Amount																																	$ 34,730,000
Proceeds from Issuance of Long-term Debt, Total															$ 38,000,000
Loan Agreement with 11 Companies, Tranche A [Member] | Loans Payable [Member]
Debt Instrument, Face Amount																		11,000,000
Proceeds from Issuance of Long-term Debt, Total														$ 35,000,000
Loan Agreement with 11 Companies, Tranche B [Member] | Loans Payable [Member]
Debt Instrument, Face Amount																		11,000,000
Proceeds from Issuance of Long-term Debt, Total													$ 35,000,000
Refinance Term Loan to Vulpecula, Volans, Virgo and Vela and Tranche C of 11 Companies Term Loan [Member] | Loans Payable [Member]
Debt Instrument, Face Amount																		24,250,000																$ 85,000,000
Debt Instrument, Periodic Payment, Total																		1,750,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																		19,000,000
Proceeds from Issuance of Debt									$ 85,000,000
Refinance Term Loans of 17 Companies [Member] | Loans Payable [Member]
Debt Instrument, Face Amount																		253,714,000														$ 500,000,000
Debt Instrument, Periodic Payment, Total																		20,523,800
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																		89,523,800
Proceeds from Issuance of Debt																	$ 500,000,000
Refinance Term Loan for Reddick Shipping and Verandi Shipping [Member] | Loans Payable [Member]
Debt Instrument, Face Amount																		15,000,000													$ 46,000,000
Proceeds from Issuance of Debt							$ 46,000,000
Refinance Term Loan for Quentin Shipping and Sander Shipping [Member] | Loans Payable [Member]
Debt Instrument, Face Amount																		29,531,300												$ 85,000,000
Debt Instrument, Periodic Payment, Total																		1,296,900
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																		1,000,000
Proceeds from Issuance of Debt					$ 85,000,000
Refinance Term Loan for Ten Companies [Member] | Loans Payable [Member]
Debt Instrument, Face Amount																		170,820,000											$ 322,830,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																		16,800,000
Proceeds from Issuance of Debt																$ 322,830,000
NML Loan Agreement [Member] | Loans Payable [Member]
Debt Instrument, Face Amount																								$ 3,962,000
Long-Term Debt, Gross																		0		0
Alford Shipping Co., Finney Shipping Co., Kalamata Shipping Corporation, Nisbet Shipping Co. and Novara Shipping Co. Loan Agreement [Member] | Loans Payable [Member]
Debt Instrument, Face Amount																		49,000,000										$ 72,000,000
Debt Instrument, Periodic Payment, Total																		2,500,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																		9,000,000
Proceeds from Issuance of Long-term Debt, Total				$ 69,000,000
Capetanissa Maritime Corporation and Berg Shipping Co. Loan Agreement [Member] | Loans Payable [Member]
Debt Instrument, Face Amount																											$ 25,548,000
Proceeds from Issuance of Long-term Debt, Total			$ 24,167,000
Capetanissa Maritime Corporation and Berg Shipping Co. Tranche A [Member] | Loans Payable [Member]
Debt Instrument, Face Amount																		10,081,400
Debt Instrument, Periodic Payment, Total																		513,200
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																		3,923,000
Capetanissa Maritime Corporation and Berg Shipping Co. Tranche B [Member] | Loans Payable [Member]
Debt Instrument, Face Amount																		7,085,600
Debt Instrument, Periodic Payment, Total																		361,800
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																		2,744,000
Loans Agreements 4 NML Subsidiaries [Member] | Loans Payable [Member]
Debt Instrument, Face Amount																		21,750,000
Debt Instrument, Periodic Payment, Total																		750,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																		12,000,000
Long-Term Debt, Gross																										$ 8,010,000
Loans Agreements, Two NML Subsidiaries [Member] | Loans Payable [Member]
Debt Instrument, Face Amount																		7,670,000							$ 8,710,000
Debt Instrument, Periodic Payment, Total																		260,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																		4,550,000
Loans Agreements, Two NML Subsidiaries 2 [Member] | Loans Payable [Member]
Debt Instrument, Face Amount																		10,637,500
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																		4,450,000
Loans Agreements, One NML Subsidiary [Member] | Loans Payable [Member]
Debt Instrument, Face Amount																		4,447,000
Debt Instrument, Periodic Payment, Total																		247,500
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																		1,477,000
Loans Agreements, One NML Subsidiary 2 [Member] | Loans Payable [Member]
Debt Instrument, Face Amount																		5,042,000
Debt Instrument, Periodic Payment, Total																		234,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																		2,000,000
Loans Agreements, Two NML Subsidiaries 3 [Member] | Loans Payable [Member]
Debt Instrument, Face Amount																		9,056,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																		5,250,000
Loans Agreements, One NML Subsidiary 3 [Member] | Loans Payable [Member]
Debt Instrument, Face Amount																		10,494,000
Debt Instrument, Periodic Payment, Total																		351,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																		5,580,000
Loans Agreements, One NML Subsidiary 4 [Member] | Loans Payable [Member]
Debt Instrument, Face Amount																		9,941,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																		4,275,000
Loans Agreements, Three NML Subsidiaries [Member] | Loans Payable [Member]
Debt Instrument, Face Amount																		10,282,000			$ 10,489,000		$ 10,257,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																		8,156,000
Loans Agreements, Two NML Subsidiaries 4 [Member] | Loans Payable [Member]
Debt Instrument, Face Amount																		7,935,000				$ 7,610,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																		4,775,000
Loan Agreements 1 NML Subsidiary [Member] | Loans Payable [Member]
Debt Instrument, Face Amount																		5,470,000
Debt Instrument, Periodic Payment, Total																		220,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																		1,950,000
N M L Loan 13 [Member] | Loans Payable [Member]
Debt Instrument, Face Amount																		4,820,000
Debt Instrument, Periodic Payment, Total																		241,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																		1,446,000
Long-Term Debt, Gross																		4,820,000		5,302,000
NML Loan 14 [Member] | Loans Payable [Member]
Debt Instrument, Face Amount																		3,965,000
Debt Instrument, Periodic Payment, Total																		210,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																		1,025,000
Long-Term Debt, Gross																		3,965,000		4,385,000
N M L Loan 15 [Member] | Loans Payable [Member]
Debt Instrument, Face Amount																		4,874,000
Debt Instrument, Periodic Payment, Total																		128,300
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																		2,565,000
Long-Term Debt, Gross																		4,874,000		$ 5,130,000
Loans Agreements, One NML Subsidiary 5 [Member] | Loans Payable [Member]
Debt Instrument, Face Amount																		11,619,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																		6,120,000
Loans Agreements, One NML Subsidiary 6 [Member] | Loans Payable [Member]
Debt Instrument, Face Amount																		19,236,000
Debt Instrument, Periodic Payment, Total																		441,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																		12,180,000
Loans Agreement with Sykes Maritime Co. [Member] | Loans Payable [Member]
Debt Instrument, Face Amount	$ 23,500,000																	23,108,000
Debt Instrument, Periodic Payment, Total																		392,500
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																		15,650,000
Proceeds from Issuance of Long-term Debt, Total	$ 23,500,000
Number of Vessels	1
Loans Agreement with Beardmore Maritime Co. [Member] | Loans Payable [Member]
Debt Instrument, Face Amount																		60,000,000
Proceeds from Issuance of Long-term Debt, Total																		$ 0
Number of Vessels																		1
Loans Agreement with Fairbanks Maritime Co. [Member] | Loans Payable [Member]
Debt Instrument, Face Amount																		$ 60,000,000
Proceeds from Issuance of Long-term Debt, Total																		$ 0
Number of Vessels																		1
Five Pre- and Post-delivery Financial Agreements [Member]
Interest Expense, Operating and Nonoperating																		$ 6,990,000	8,120,000
Financial Arrangement, Share Purchase Agreement [Member]
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																		32,022,000
Interest Expense, Operating and Nonoperating																		4,225,000	5,797,000
Repayments of Long-Term Debt, Total								$ 77,435,000
Financing Arrangements [Member]
Other Long-Term Debt																		$ 559,962,000
The Bond [Member] | Unsecured Debt [Member]
Debt Instrument, Face Amount | €																																				€ 0.1
Interest Expense, Operating and Nonoperating																			$ 1,474,000
Debt Instrument, Interest Rate, Stated Percentage																																				2.70%
The Bond [Member] | Unsecured Debt [Member] | The Seventh or Eighth Coupon Payment Date [Member]
Debt Instrument, Redemption, Premium Percentage																																				0.50%
Term Loan and Other Financing Arrangements [Member]
Long-Term Debt, Weighted Average Interest Rate, at Point in Time																		4.70%		4.70%
Term Loan and Other Financing Arrangements [Member] | Minimum [Member]
Debt Instrument, Interest Rate During Period																		2.99%		2.99%
Term Loan and Other Financing Arrangements [Member] | Maximum [Member]
Debt Instrument, Interest Rate During Period																		6.48%		6.63%